Deferred Tax Liabilities - Schedule of Deferred Tax Liabilities (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Deferred Tax Liabilities [Abstract]
Balance at beginning	RM 6,466,803		RM 7,237,031	RM 18,348,653
Recognized in profit or loss	(6,466,803)		(770,228)	(11,111,622)
Balance at ending			RM 6,466,803	RM 7,237,031